Segmented Information - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segmented Information
Total Gross Revenue from Contracts with Customers	$ 52,377	$ 54,881
North America
Segmented Information
Total Gross Revenue from Contracts with Customers	51,886	54,210
International
Segmented Information
Total Gross Revenue from Contracts with Customers	491	671
Operating segments | Oil Sands
Segmented Information
Total Gross Revenue from Contracts with Customers	27,324	29,260
Operating segments | Oil Sands | Synthetic crude oil and diesel
Segmented Information
Total Gross Revenue from Contracts with Customers	17,803	19,336
Operating segments | Oil Sands | Bitumen
Segmented Information
Total Gross Revenue from Contracts with Customers	9,521	9,924
Operating segments | Oil Sands | North America
Segmented Information
Total Gross Revenue from Contracts with Customers	27,324	29,260
Operating segments | Oil Sands | North America | Synthetic crude oil and diesel
Segmented Information
Total Gross Revenue from Contracts with Customers	17,803	19,336
Operating segments | Oil Sands | North America | Bitumen
Segmented Information
Total Gross Revenue from Contracts with Customers	9,521	9,924
Operating segments | Exploration and Production
Segmented Information
Total Gross Revenue from Contracts with Customers	2,509	2,798
Operating segments | Exploration and Production | Natural gas
Segmented Information
Total Gross Revenue from Contracts with Customers	2,509	2,798
Operating segments | Exploration and Production | North America
Segmented Information
Total Gross Revenue from Contracts with Customers	2,018	2,127
Operating segments | Exploration and Production | North America | Natural gas
Segmented Information
Total Gross Revenue from Contracts with Customers	2,018	2,127
Operating segments | Exploration and Production | International
Segmented Information
Total Gross Revenue from Contracts with Customers	491	671
Operating segments | Exploration and Production | International | Natural gas
Segmented Information
Total Gross Revenue from Contracts with Customers	491	671
Operating segments | Refining and Marketing
Segmented Information
Total Gross Revenue from Contracts with Customers	30,671	31,341
Operating segments | Refining and Marketing | Gasoline
Segmented Information
Total Gross Revenue from Contracts with Customers	13,208	13,357
Operating segments | Refining and Marketing | Distillate
Segmented Information
Total Gross Revenue from Contracts with Customers	14,886	15,181
Operating segments | Refining and Marketing | Other
Segmented Information
Total Gross Revenue from Contracts with Customers	2,577	2,803
Operating segments | Refining and Marketing | North America
Segmented Information
Total Gross Revenue from Contracts with Customers	30,671	31,341
Operating segments | Refining and Marketing | North America | Gasoline
Segmented Information
Total Gross Revenue from Contracts with Customers	13,208	13,357
Operating segments | Refining and Marketing | North America | Distillate
Segmented Information
Total Gross Revenue from Contracts with Customers	14,886	15,181
Operating segments | Refining and Marketing | North America | Other
Segmented Information
Total Gross Revenue from Contracts with Customers	2,577	2,803
Corporate and Eliminations
Segmented Information
Total Gross Revenue from Contracts with Customers	(8,127)	(8,518)
Corporate and Eliminations | North America
Segmented Information
Total Gross Revenue from Contracts with Customers	$ (8,127)	$ (8,518)